SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings per share and per ADS (Details)	12 Months Ended
Dec. 31, 2017 multiplier
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Multiplier used to compute income per ADS	100